Amounts Recognized in Consolidated Balance Sheets (Detail) (Foreign, JPY ¥) In Millions	Mar. 31, 2011	Mar. 31, 2010
Foreign
Defined Benefit Plan Disclosure [Line Items]
Prepaid benefit cost	¥ 174
Accrued benefit liability	(18,118)	(21,938)
Net amount recognized	¥ (17,944)	¥ (21,938)